Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

Note 4 – Stockholders’ Equity

2018 Private Placement Transactions

Between May 15, 2018 and June 29, 2018, the Company sold an aggregate of 1,402,442 units in a private placement transaction at a purchase price equal to $2.27 per unit for gross proceeds of approximately $3.2 million. Each unit consisted of one share of our common stock and a warrant to purchase one share of our common stock for $2.724, subject to adjustment thereunder for a period of three years. The Company paid $167,526 to their placement agent and issued placement agent warrants to purchase up to 84,146 shares of common stock, with a three-year term, at an exercise price equal to $2.724. The issuance costs were charged against additional paid in capital. The Company also recorded a note receivable of $107,490, which represented proceeds from one non-affiliated investor in the June 29, 2018 transaction that was not received until July 6, 2018.

On May 25, 2018, we entered into an Agreement with PoC Capital, LLC (“PoC”), where PoC has agreed to finance $1,800,000 in study costs associated with certain clinical studies, including our Phase 2a study to evaluate the safety, tolerability, efficacy and pharmacodynamics of PCS 499 in patients with Necrosis Lipoidica in exchange for 792,952 shares of our common stock and a warrant for the purchase of 792,952 shares of common stock with an exercise price of $2.724, expiring on July 29, 2021. Any study costs in excess of that amount will be our responsibility. PoC will not make payments to us, but directly to the contract research organization based on their invoices. We paid $108,000 to our placement agent and issued our placement agent warrants to purchase 47,578 shares of common stock, with a three-year term, at an exercise price equal to $2.724. The issuance costs were charged against additional paid in capital.

The Company also entered into a pledge agreement with PoC, under which the Company received a security interest in 396,476 shares, or half the shares we issued to them. These shares will be released in two tranches of 198,238 shares each, with each tranche released upon PoC making payments totaling $720,000. As of June 30, 2018, no proceeds have been paid by PoC and the Company holds 396,476 shares as collateral.

The common stock, but not the warrants, issued for the 2018 Private Placement Transactions and the conversion of the Senior Convertible Notes have, subject to certain customary exceptions, full ratchet anti-dilution protection. Until the Company has issued equity securities or securities convertible into equity securities for a total of an additional $20.0 million in cash or assets, including the proceeds from the exercise of the warrants issued above, in the event we issue additional equity securities or securities convertible into equity securities at a purchase price less than $2.27 per share of common stock, the above purchase price shall be adjusted and new shares of common stock issued as if the purchase price was such lower amount (or, if such additional securities are issued without consideration, to a price equal to $0.01 per share).

The Company completed an evaluation of the warrants issued in the 2018 Private Placement Transactions and the conversion of the Senior Convertible Notes and determined the warrants should be classified as equity.

Purchase of the CoNCERT License

On March 19, 2018, Promet, Processa and CoNCERT amended the Agreement executed in October 2017. The Agreement was assigned to Processa and Processa exercised the exclusive option for the PCS-499 compound (see Note 1 – Company Overview and Note 2 – Intangible Asset) in exchange for CoNCERT receiving, in part, $8 million of common stock of the Company that was owned directly by Promet (or 2,090,301 shares at $3.83 per share representing 6.58% of Promet’s common stock holding or 5.93% of the Company’s total common stock issued and outstanding) in satisfaction of the obligation due for the exclusive license for CTP-499 acquired by Processa. There was no change in the total shares issued and outstanding of 35,272,626, however, Promet’s controlling interest was reduced from 90% to 84%. Promet contributed the payment of the obligation due for the exclusive license to the Company without consideration paid to them. As a result of the transaction, the Company recognized an exclusive license intangible asset with a fair value of $8 million and an offsetting increase in additional paid-in capital resulting from Promet satisfying Processa’s liability to CoNCERT (see Note 2 Intangible Asset for the income tax effect of this transaction).

NOTE 8 –STOCKHOLDERS’ EQUITY

On December 8, 2017, we completed a one-for-seven reverse split in trading markets. As a result, the consolidated financial statements have been retrospectively adjusted to reflect shares outstanding after the one-for-seven reverse split.

Common Stock – As of December 31, 2017 and 2016, the Company had authorized 350,000,000 and 43,261,049 shares of common stock with a $0.0001 par value. At December 31, 2017 and 2016 there were 35,272,626 and 31,745,242 common shares issued and outstanding, respectively. Common shares attributable to Promet’s controlling interest were 31,745,242 at December 31, 2017 and 2016. Common shares attributable to the minority shareholders’ interest were 3,527,384 and zero at December 31, 2017 and 2016, respectively.

Preferred Stock - As of December 31, 2017, the Company has authorized 10,000,000 shares of Preferred Stock with a $0.0001 par value. No shares were issued and outstanding.

On September 29, 2017, prior to the asset purchase closing, Heatwurx converted 178,924 shares of Series D Preferred Stock and all accrued dividends in the amount of $118,658 into 719,500 shares of common stock or 102,789 shares of common stock restated for the reverse stock split.

Stock and Performance Options - The Amended and Restated Heatwurx, Inc. 2011 Equity Incentive Plan (the “Plan”) approved by the Heatwurx Board of Directors and stockholders in October 2012 has 1,800,000 shares of common stock or 257,143 shares of common stock after the reverse-split reserved for issuance under the Plan. The Plan is being reviewed by the new Promet appointed Board of Directors and may be amended or terminated. Amendments are subject to stockholder approval to the extent required by applicable laws and regulations. Unless terminated sooner, the Plan will automatically terminate on April 15, 2021. There are currently no outstanding option grants to officers, directors, employees and consultants under the Plan. If unexercised options expire or are terminated, the underlying shares will again become available for grants under the Plan.

During the year ended December 31, 2016, there were no options or performance options granted or exercised and 321,667 unexercised options with a weighted average exercise price of $1.69 were cancelled. At December 31, 2016, there were 269,500 unexercised options with a weighted average exercise price of $1.88 and a weighted average remaining life of 2.04 years and 40,000 unexercised performance options with a weighted average exercise price of $2.00. Upon the issuance of 90% of Heatwurx’s common stock to Promet on October 4, 2017, there was a Change in Control event, as defined in the Plan. As of September 30, 2017, prior to the Change in Control event, all 269,500 unexercised options and all 40,000-unexercised performance options outstanding at December 31, 2016 were cancelled. No stock-based compensation expense was recognized for the years ended December 31, 2017 and 2016.

Warrants - During the year ended December 31, 2016, there were no warrants granted, exercised or cancelled. At December 31, 2016, there were 2,000,304 warrants outstanding with a weighted average exercise price of $2.36 and a weighted average remaining life of 0.63 years. During the nine months ended September 30, 2017, 723,181 warrants with a weighted average exercise price of $2.99 were cancelled a result of non-exercise prior to their exercise date. At September 30, 2017, there were 1,277,123 warrants with a weighted average exercise price of $2.00 and a weighted average remaining life of 0.08 years that were cancelled in October 2017 as a result of non-exercise prior to their exercise date. As a result, there were no warrants issued, issuable or outstanding at December 31, 2017. See Note 6 for discussion of warrants.